Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 515	$ 337	$ 221
Share-based benefits	123	55	34
Post-retirement benefits	22	14	10
Termination benefits			109
Total	$ 660	$ 406	$ 374